PROFIT/(LOSS) PER SHARE (Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit/(Loss) after tax for the year	$ 875,000	$ (6,388,000)	$ (28,914,000)
Non-cash financial (income)/expense (Note 8)	1,220,000	(1,216,000)	233,000
Cash interest expense (Note 8)	3,996,000	3,996,000	3,996,000
Non-cash interest on exchangeable notes (Note 8)	648,000	643,000	639,000
Adjusted profit/(loss) after tax	$ (4,299,000)	$ 533,000	$ 24,512,000